Share-based payments - Schedule of Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payments [Abstract]
Total share-based compensation expense	$ 8,001,831	$ 6,650,487	$ 5,554,353